Pension Plans and Other Post-Retirement Benefits - Schedule of Benefit Obligations in Excess of Fair Value of Plan Assets (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) - beginning balance	CAD 564
Change in defined benefit obligations:
Current service cost	50	CAD 46
Interest income (cost)	(22)	(22)
Settlement losses (gains)	(6)	0
Plan amendments	(2)	0
Foreign exchange rate movement	7	4
Change in plan assets:
Administrative expense	0	(1)
Return on plan assets (excluding amounts included in net interest expense)	116	168
Fair value of plan assets	3,301	3,243
Defined benefit (obligation)	(3,929)	(3,807)
Net defined benefit liability (asset) - ending balance	628	564
Pension
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) - beginning balance	302
Change in defined benefit obligations:
Current service cost	47	43
Interest income (cost)	(12)	(11)
Settlement losses (gains)	(6)	0
Plan amendments	(2)	0
Foreign exchange rate movement	6	2
Change in plan assets:
Administrative expense	0	(1)
Return on plan assets (excluding amounts included in net interest expense)	116	168
Fair value of plan assets	3,301	3,243
Defined benefit (obligation)	(3,661)	(3,545)
Net defined benefit liability (asset) - ending balance	360	302
Other post-retirement
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) - beginning balance	262
Change in defined benefit obligations:
Current service cost	3	3
Interest income (cost)	(10)	(11)
Settlement losses (gains)	0	0
Plan amendments	0	0
Foreign exchange rate movement	1	2
Change in plan assets:
Administrative expense	0	0
Return on plan assets (excluding amounts included in net interest expense)	0	0
Fair value of plan assets	0	0
Defined benefit (obligation)	(268)	(262)
Net defined benefit liability (asset) - ending balance	268	262
Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) - beginning balance	3,807	3,716
Change in defined benefit obligations:
Current service cost	50	46
Interest income (cost)	(132)	(141)
Actuarial losses (gains)	218	274
Benefits paid	(170)	(176)
Settlement losses (gains)	(86)	0
Plan amendments	(2)	0
Foreign exchange rate movement	(20)	(194)
Change in plan assets:
Net defined benefit liability (asset) - ending balance	3,929	3,807
Present value of defined benefit obligation | Pension
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) - beginning balance	3,545	3,440
Change in defined benefit obligations:
Current service cost	47	43
Interest income (cost)	(122)	(130)
Actuarial losses (gains)	209	288
Benefits paid	(159)	(164)
Settlement losses (gains)	(86)	0
Plan amendments	(2)	0
Foreign exchange rate movement	(15)	(192)
Change in plan assets:
Net defined benefit liability (asset) - ending balance	3,661	3,545
Present value of defined benefit obligation | Other post-retirement
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) - beginning balance	262	276
Change in defined benefit obligations:
Current service cost	3	3
Interest income (cost)	(10)	(11)
Actuarial losses (gains)	9	(14)
Benefits paid	(11)	(12)
Settlement losses (gains)	0	0
Plan amendments	0	0
Foreign exchange rate movement	(5)	(2)
Change in plan assets:
Net defined benefit liability (asset) - ending balance	268	262
Plan assets
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) - beginning balance	(3,243)	(3,193)
Change in defined benefit obligations:
Interest income (cost)	110	119
Benefits paid	(170)	(176)
Settlement losses (gains)	(80)	0
Foreign exchange rate movement	(9)	(201)
Change in plan assets:
Administrative expense	0	(1)
Return on plan assets (excluding amounts included in net interest expense)	116	168
Employer contributions	91	141
Net defined benefit liability (asset) - ending balance	(3,301)	(3,243)
Plan assets | Pension
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) - beginning balance	(3,243)	(3,193)
Change in defined benefit obligations:
Interest income (cost)	110	119
Benefits paid	(159)	(164)
Settlement losses (gains)	(80)	0
Foreign exchange rate movement	(9)	(201)
Change in plan assets:
Administrative expense	0	(1)
Return on plan assets (excluding amounts included in net interest expense)	116	168
Employer contributions	80	129
Net defined benefit liability (asset) - ending balance	(3,301)	(3,243)
Plan assets | Other post-retirement
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) - beginning balance	0	0
Change in defined benefit obligations:
Interest income (cost)	0	0
Benefits paid	(11)	(12)
Settlement losses (gains)	0	0
Foreign exchange rate movement	0	0
Change in plan assets:
Administrative expense	0	0
Return on plan assets (excluding amounts included in net interest expense)	0	0
Employer contributions	11	12
Net defined benefit liability (asset) - ending balance	CAD 0	CAD 0